Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000159719 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000159719 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000159719 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000159719 | 78463X509 | SPDR Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000159719 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000159719 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159719 | 78463X889 | SPDR Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159719 | 464287515 | iShares Expanded Tech-Software Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159719 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159719 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159719 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	90.10%
C000159719 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.90%
C000159719 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159719 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000159720 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000159720 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000159720 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000159720 | 78463X509 | SPDR Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000159720 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000159720 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159720 | 78463X889 | SPDR Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159720 | 464287515 | iShares Expanded Tech-Software Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159720 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159720 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159720 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	90.10%
C000159720 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.90%
C000159720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159720 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000159721 | 88634T519 | Pinnacle Focused Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000159721 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000159721 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000159721 | 78463X509 | SPDR Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000159721 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000159721 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159721 | 78463X889 | SPDR Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000159721 | 464287515 | iShares Expanded Tech-Software Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159721 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159721 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159721 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	90.10%
C000159721 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.90%
C000159721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159721 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.20%